Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Issuance of Promissory Note

On August 21, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $181,487.83 (the “Note”) to the Sponsor, in exchange for the Sponsor advancing $181,487.83 to the Company to fund two one-month extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses. The Note does not bear interest and matures upon the closing of an initial business combination by the Company. In addition, at the option of the holder, the Note may be paid by the Company through the issuance of private placement units of the Company at a price of $10.00 per unit. The loan will be forgiven, except to the extent of any funds held outside of the Company’s trust account, by the Sponsor, if Company is unable to consummate an initial business combination.

In connection with the Note, the Company received $77,000 on July 11, 2023 and a total of $80,000 in between August 10 and 11, 2023 from Sponsor to finance the required monthly extension payments of the Company. The extension payment into the trust account made on July 12, 2023 was funded partly by Sponsor ($77,000) and the rest by the Company ($3,000). In addition, the Company received a total of $24,487.83 from the Sponsor during August 2023 to be used for working capital purposes. As of August 21, 2023, the principal amount of the Note amounting to $181,487.83 was fully utilized.

Trust Deposit

On July 12, 2023, the Company deposited $80,000 into the Company’s trust account allowing the Company to extend the period of time it has to consummate its initial business combination by one month from July 13, 2023 to August 13, 2023 (the “Monthly Extension”). The Monthly Extension is the second of up to nine potential monthly extensions permitted under the Current Charter.

On August 11, 2023, the Company deposited $80,000 into the Company’s trust account allowing the Company to extend the period of time it has to consummate its initial business combination by one month from August 13, 2023 to September 13, 2023 (the “Monthly Extension”). The Monthly Extension is the third of up to nine potential monthly extensions permitted under the Current Charter. Accordingly, unless extended further, the Company has until September 13, 2023 to complete its initial business combination.

NOTE 10 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 3, 2023, EF Hutton Acquisition Corporation I (the “Registrant” or the “Parent”) entered into a Merger Agreement (the “Agreement”) with Humble Imports Inc, d/b/a E.C.D. Auto Design, a Florida corporation (the “Company”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of the Registrant, and Scott Wallace as Securityholder Representative, pursuant to which Merger Sub will merge with and into the Company with the Company as the surviving corporation and becoming a wholly-owned subsidiary of Parent (the “Merger”). In connection with the Merger, the Parent will change its name to “E.C.D. Automotive Design Inc.” or such other name designated by the Company by notice to Parent. The Board of Directors of the Registrant (the “Board”) has unanimously (i) approved and declared advisable the Agreement, the Merger and the other transactions contemplated thereby, and (ii) resolved to recommend approval of the Agreement and related matters by the stockholders of the Registrant.